Significant Accounting Policies and Basis of Preparation (Details)	12 Months Ended
Dec. 31, 2017
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	20
Shop equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	20
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	50
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33
Leasehold improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	over term of lease
Tooling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	20
Production molds [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	per unit produced